UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter   June 30, 2005
Ended:                                   --------------------


Check here if Amendment [|_|]; Amendment Number:
                                                ------
  This Amendment (Check only one.):             [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Cannell Capital LLC
           -------------------------------------
Address:   150 California Street, 5th Floor
           -------------------------------------
           San Francisco, CA 94111
           -------------------------------------

           -------------------------------------

Form 13F File Number:  28- 6453
                           --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      J. Carlo Cannell
           -------------------------------------
Title:     Managing Member
           -------------------------------------
Phone:     415-835-8300
           -------------------------------------

Signature, Place, and Date of Signing:

       /s/ J. Carlo Cannell        San Francisco, CA      8/12/2005
      ------------------------  ------------------------- ----------
            [Signature]              [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0
                                      --------------

Form 13F Information Table Entry           78
Total:
                                      --------------

Form 13F Information Table value     $   860,381
Total:
                                      --------------
                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

CANNELL CAPITAL LLC
Managed Assets as of 6/30/2005

--------------------------------------------------------------------------------

COLUMN 1                      COLUMN 2  COLUMN 3  COLUMN 4        COLUMN 5
--------------------------------------------------------------------------------
                              TITLE OF   CUSIP      VALUE     SHS OR   SH/  PUT/
NAME OF ISSUER                  CLASS              (x$1000)   PRN AMT  PRN  CALL
--------------------------------------------------------------------------------

1-800-FLOWERS.COMCMN CLASS A     COMMON   68243q106      18,449   2,620,645   SH
ACME COMMUNICATIONS INCCMN       COMMON   004631107       5,676   1,411,864   SH
ACTUATE CORPORATIONCOMMON STOC   COMMON   00508b102       5,789   3,095,473   SH
ACUITY BRANDS INCCMN             COMMON   00508y102      11,027     429,232   SH
ALDERWOODS GROUP INCCMN          COMMON   014383103      28,700   2,000,000   SH
AMCON DISTRG COCMN               COMMON   02341q205         279      12,500   SH
BADGER METER INCCMN              COMMON   056525108         421      10,193   SH
BKF CAP GROUP INCCMN             COMMON   05548g102      21,988     580,000   SH
BUILD-A-BEAR WORKSHOP, INC.CMN   COMMON   120076104         938      40,000   SH
CALGON CARBON CORPORATIONCMN     COMMON   129603106       1,177     133,000   SH
CALLIDUS SOFTWARE INCCMN         COMMON   13123e500       7,280   2,000,000   SH
CANTEL MEDICAL CORP.CMN          COMMON   138098108         695      42,500   SH
CHANNELL COMMERCIAL CORPCMN      COMMON   159186105       1,527     203,603   SH
COMFORT SYSTEMS USA INCCOMMON    COMMON   199908104      21,385   3,250,000   SH
COOPER CAMERON CORPCMN           COMMON   216640102      19,589     315,700   SH
CROWN HOLDINGS INCCMN            COMMON   228368106      26,516   1,863,400   SH
DATASTREAM SYSTEMS INCCMN        COMMON   238124101       2,651     364,087   SH
DRUGSTORE.COM INCCMN             COMMON   262241102      15,875   3,806,846   SH
ENNIS INCCMN                     COMMON   293389102      29,652   1,636,400   SH
ENTRUST INCCMN                   COMMON   293848107      20,693   4,320,000   SH
FLOW INTERNATIONAL CORPCMN       COMMON   343468104      10,639   1,664,926   SH
FROZEN FOOD EXPRESS INDS INCCM   COMMON   359360104      14,716   1,300,000   SH
FUNDTECH LTDCMN                  COMMON   m47095100      16,023   1,586,426   SH
GENERAL CABLE CORPCMN            COMMON   369300108      21,895   1,476,400   SH
GERBER SCIENTIFIC INCCMN         COMMON   373730100       9,767   1,403,315   SH
GILAT SATELLITE NETWORKS LTDCM   COMMON   m51474118       2,864     440,000   SH
GLOBAL POWER EQUIPMENT INCCMN    COMMON   37941p108      29,687   3,734,200   SH
GORMAN-RUPP COCMN                COMMON   383082104       1,242      58,000   SH
GRAFTECH INTERNATIONAL LTDCMN    COMMON   384313102      16,611   3,862,984   SH
GRIFFON CORPORATIONCMN           COMMON   398433102      14,701     662,200   SH
ICO INC DEP SHS REPSTG 1/4PFD    COMMON   449293307       1,940      90,390   SH
IKON OFFICE SOLUTIONS INCCMN     COMMON   451713101      24,060   2,530,000   SH
INSITUFORM TECHNOLOGIES INCCMN   COMMON   457667103       1,435      90,100   SH
INTELLISYNC CORPCMN              COMMON   458176104       7,710   2,845,000   SH
INTERSECTIONS INC.CMN            COMMON   460981301       6,137     525,000   SH
LAIDLAW INTERNATIONAL, INC.CMN   COMMON   50730r102      22,495     933,400   SH
LAYNE CHRISTENSEN COMPANY(NAME   COMMON   521050104       1,609      81,000   SH
MAPINFO CORPCMN                  COMMON   565105103      20,643   1,964,097   SH
MARKETAXESS HOLDINGS INC.CMN     COMMON   57060d108      14,493   1,282,549   SH
METAL MANAGEMENT INC.CMN         COMMON   591097209      10,024     518,300   SH
MET-PRO CORPORATIONCMN           COMMON   590876306       1,368      90,000   SH
MILACRON INCCMN                  COMMON   598709103       7,221   3,820,700   SH
MOCON INCCMN                     COMMON   607494101         227      24,200   SH
MVC CAPITAL INCMUTUAL FUND       COMMON   553829102      27,901   2,787,350   SH
NAPCO SECURITY SYSTEMS INCCMN    COMMON   630402105       8,741     861,136   SH
NATCO GROUP INCCMN CLASS A       COMMON   63227w203      22,948   1,724,100   SH
NATIONAL RESEARCH CORPCMN        COMMON   637372103       7,104     439,871   SH
NETEASE.COM INCSPONSORED ADR     COMMON   64110w102       9,994     175,000   SH
NETOPIA INC.CMN                  COMMON   64114k104       1,624     558,000   SH
NORTHWEST PIPE COMPANYCMN        COMMON   667746101      1,182       50,858   SH
OMNICELL INCCMN                  COMMON   68213n109      4,365      496,000   SH
OPINION RESEARCH CORPCMN         COMMON   683755102      3,747      502,899   SH
PHASE FORWARD INCORPORATEDCMN    COMMON   71721r406      8,699    1,279,200   SH
PICO HOLDINGS INCCMN             COMMON   693366205      1,533       51,500   SH
PORTEC RAIL PRODUCTS, INC.CMN    COMMON   736212101      4,060      375,896   SH
PRG-SCHULTZ INTERNATIONAL INCC   COMMON   69357c107     14,713    5,217,351   SH
PRIDE INTERNATIONAL INCCMN       COMMON   74153q102     29,899    1,163,368   SH
QUADRAMED CORPORATIONCMN         COMMON   74730w101        131       75,000   SH
QUALITY DISTRIBUTION INCCMN      COMMON   74756m102     13,275    1,500,000   SH
QUINTON CARDIOLOGY SYSTEMSCMN    COMMON   748773108      7,259      902,882   SH
RADCOM LTDCMN                    COMMON   m81865103      2,586    1,586,793   SH
RANGE RESOURCES CORPORATIONCMN   COMMON   75281a109     20,016      744,106   SH
S1 CORPORATIONCMN                COMMON   78463b101     11,737    2,491,937   SH
SCHNITZER STEEL INDUSTRIES,INC   COMMON   806882106      7,001      295,400   SH
SEABRIGHT INSURANCE HLDG INCCM   COMMON   811656107     16,263    1,422,852   SH
SERVICEMASTER COMPANYCMN         COMMON   81760n109     20,683    1,543,500   SH
SPECTRUM CONTROL INCCMN          COMMON   847615101      7,422    1,102,758   SH
STEWART ENTERPRISES INCCLASS A   COMMON   860370105     25,572    3,934,100   SH
STINGER SYS INCCMN               COMMON   860837103      6,230    1,400,000   SH
SUPERIOR ESSEX INCCMN            COMMON   86815v105     22,455    1,267,900   SH
SYNAGRO TECHNOLOGIES INC (NEW)   COMMON   871562203      2,129      440,771   SH
SYNAGRO TECHNOLOGIES INC (NEW)   COMMON   871562203      2,701      559,229   SH
TELULAR CORP (NEW)CMN            COMMON   87970t208      5,036    1,678,504   SH
THE NASDAQ STOCK MARKET, INC.C   COMMON   631103108     18,006      954,700   SH
UNITED FINANCIAL CORPCMN         COMMON   909919102        145        6,000   SH
USEC INCCMN                      COMMON   90333e108     14,686    1,003,144   SH
GRAFTECH INTERNATIONAL LTD       CV       384313ab8      3,313    5,000,000   SH
PRG-SCHULTZ INTERNATIONAL, INC   CV       69357caa5      9,416   11,500,000   SH



CANNELL CAPITAL LLC
Managed Assets as of
6/30/2005

--------------------------------------------------------------------------------
COLUMN 1                      COLUMN 6   COLUMN 7               COLUMN 8
--------------------------------------------------------------------------------
                             INVESTMENT  OTHER            VOTING AUTHORITY
NAME OF ISSUER               DISCRETION   MGRS     SOLE        SHARED     NONE
--------------------------------------------------------------------------------
                                               # OF EACH TYPE

1-800-FLOWERS.COMCMN CLASS A     SOLE            2,190,645   430,000
ACME COMMUNICATIONS INCCMN       SOLE            1,208,553   203,311
ACTUATE CORPORATIONCOMMON STOC   SOLE            2,589,308   506,165
ACUITY BRANDS INCCMN             SOLE              352,232    77,000
ALDERWOODS GROUP INCCMN          SOLE            1,717,300   282,700
AMCON DISTRG COCMN               SOLE               12,500         -
BADGER METER INCCMN              SOLE               10,193         -
BKF CAP GROUP INCCMN             SOLE              475,300   104,700
BUILD-A-BEAR WORKSHOP, INC.CMN   SOLE               32,800     7,200
CALGON CARBON CORPORATIONCMN     SOLE              133,000         -
CALLIDUS SOFTWARE INCCMN         SOLE            1,657,629   342,371
CANTEL MEDICAL CORP.CMN          SOLE               42,500         -
CHANNELL COMMERCIAL CORPCMN      SOLE              203,603         -
COMFORT SYSTEMS USA INCCOMMON    SOLE            2,661,200   588,800
COOPER CAMERON CORPCMN           SOLE              258,700    57,000
CROWN HOLDINGS INCCMN            SOLE            1,579,200   284,200
DATASTREAM SYSTEMS INCCMN        SOLE              271,127    92,960
DRUGSTORE.COM INCCMN             SOLE            3,120,246   686,600
ENNIS INCCMN                     SOLE            1,341,300   295,100
ENTRUST INCCMN                   SOLE            3,536,200   783,800
FLOW INTERNATIONAL CORPCMN       SOLE            1,405,726   259,200
FROZEN FOOD EXPRESS INDS INCCM   SOLE            1,069,185   230,815
FUNDTECH LTDCMN                  SOLE            1,311,904   274,522
GENERAL CABLE CORPCMN            SOLE            1,209,800   266,600
GERBER SCIENTIFIC INCCMN         SOLE            1,181,773   221,542
GILAT SATELLITE NETWORKS LTDCM   SOLE              360,500    79,500
GLOBAL POWER EQUIPMENT INCCMN    SOLE            3,070,203   663,997
GORMAN-RUPP COCMN                SOLE               58,000         -
GRAFTECH INTERNATIONAL LTDCMN    SOLE            3,165,284   697,700
GRIFFON CORPORATIONCMN           SOLE              543,300   118,900
ICO INC DEP SHS REPSTG 1/4PFD    SOLE               87,390     3,000
IKON OFFICE SOLUTIONS INCCMN     SOLE            2,069,600   460,400
INSITUFORM TECHNOLOGIES INCCMN   SOLE               90,100         -
INTELLISYNC CORPCMN              SOLE            2,331,800   513,200
INTERSECTIONS INC.CMN            SOLE              430,500    94,500
LAIDLAW INTERNATIONAL, INC.CMN   SOLE              781,400   152,000
LAYNE CHRISTENSEN COMPANY(NAME   SOLE               81,000         -
MAPINFO CORPCMN                  SOLE            1,609,449   354,648
MARKETAXESS HOLDINGS INC.CMN     SOLE            1,051,449   231,100
METAL MANAGEMENT INC.CMN         SOLE              424,900    93,400
MET-PRO CORPORATIONCMN           SOLE               90,000         -
MILACRON INCCMN                  SOLE            3,130,700   690,000
MOCON INCCMN                     SOLE               24,200         -
MVC CAPITAL INCMUTUAL FUND       SOLE            2,383,350   404,000
NAPCO SECURITY SYSTEMS INCCMN    SOLE              704,878   156,258
NATCO GROUP INCCMN CLASS A       SOLE            1,411,631   312,469
NATIONAL RESEARCH CORPCMN        SOLE              387,321    52,550
NETEASE.COM INCSPONSORED ADR     SOLE              143,300    31,700
NETOPIA INC.CMN                  SOLE              457,000   101,000
NORTHWEST PIPE COMPANYCMN        SOLE               50,858         -
OMNICELL INCCMN                  SOLE              406,600    89,400
OPINION RESEARCH CORPCMN         SOLE              412,217    90,682
PHASE FORWARD INCORPORATEDCMN    SOLE            1,048,500   230,700
PICO HOLDINGS INCCMN             SOLE               51,500         -
PORTEC RAIL PRODUCTS, INC.CMN    SOLE              311,296    64,600
PRG-SCHULTZ INTERNATIONAL INCC   SOLE            4,280,370   936,981
PRIDE INTERNATIONAL INCCMN       SOLE              953,023   210,345
QUADRAMED CORPORATIONCMN         SOLE               61,500    13,500
QUALITY DISTRIBUTION INCCMN      SOLE            1,229,849   270,151
QUINTON CARDIOLOGY SYSTEMSCMN    SOLE              738,568   164,314
RADCOM LTDCMN                    SOLE            1,387,293   199,500
RANGE RESOURCES CORPORATIONCMN   SOLE              609,213   134,893
S1 CORPORATIONCMN                SOLE            2,041,837   450,100
SCHNITZER STEEL INDUSTRIES,INC   SOLE              242,100    53,300
SEABRIGHT INSURANCE HLDG INCCM   SOLE            1,188,652   234,200
SERVICEMASTER COMPANYCMN         SOLE            1,289,800   253,700
SPECTRUM CONTROL INCCMN          SOLE              964,399   138,359
STEWART ENTERPRISES INCCLASS A   SOLE            3,223,969   710,131
STINGER SYS INCCMN               SOLE            1,400,000         -
SUPERIOR ESSEX INCCMN            SOLE            1,037,389   230,511
SYNAGRO TECHNOLOGIES INC (NEW)   SOLE              361,547    79,224
SYNAGRO TECHNOLOGIES INC (NEW)   SOLE              559,229         -
TELULAR CORP (NEW)CMN            SOLE            1,414,806   263,698
THE NASDAQ STOCK MARKET, INC.C   SOLE              782,189   172,511
UNITED FINANCIAL CORPCMN         SOLE                6,000         -
USEC INCCMN                      SOLE              820,393   182,751
GRAFTECH INTERNATIONAL LTD       SOLE            4,098,900   901,100
PRG-SCHULTZ INTERNATIONAL, INC   SOLE            9,405,600 2,094,400